Classification of financial assets and liabilities - Financial liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities at fair value through profit or loss
Mandatorily measured at fair value through profit or loss / Held-for-trading	kr 15,652	kr 10,864
Designated upon initial recognition (FVO)	64,687	63,421
Derivatives used for hedge accounting	6,282
Derivatives used for hedge accounting		5,616
Amortized cost / Other financial liabilities	193,160	163,452
Total financial liabilities	279,781	243,353
Borrowing from credit institutions
Financial liabilities at fair value through profit or loss
Amortized cost / Other financial liabilities	2,247	2,317
Total financial liabilities	2,247	2,317
Debt securities issued
Financial liabilities at fair value through profit or loss
Designated upon initial recognition (FVO)	64,687	63,421
Amortized cost / Other financial liabilities	190,913	159,095
Total financial liabilities	255,600	222,516
Derivatives
Financial liabilities at fair value through profit or loss
Mandatorily measured at fair value through profit or loss / Held-for-trading	15,652	10,864
Derivatives used for hedge accounting	6,282
Derivatives used for hedge accounting		5,616
Total financial liabilities	kr 21,934	16,480
Subordinated securities issued
Financial liabilities at fair value through profit or loss
Amortized cost / Other financial liabilities		2,040
Total financial liabilities		kr 2,040